Employee Benefit Plans (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Change in projected benefit obligation:
Balance, January 1	$ 14,852	$ 15,342
Service cost	981	1,174	1,168
Interest cost	732	646	667
Actuarial gain	3,813	(1,991)
Benefits paid	(401)	(319)
Balance, December 31	19,977	14,852	15,342
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value, January 1	13,532	11,707
Actual return on plan assets	1,118	2,220
Employer contribution	725	0
Expenses paid	(41)	(76)
Benefits paid	(401)	(319)
Fair value, December 31	14,933	13,532	11,707
Funded status at end of year	(5,044)	(1,320)
Accumulated benefit obligation	$ 16,595	$ 12,298